SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF COMPREHENSIVE PROFIT OR LOST (Schedule of General Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [abstract]
Salary and benefits (including share-based compensation)	$ 2,032	$ 2,361	$ 2,670
Professional fees	1,224	1,241	1,054
Depreciation and amortization	56	66	59
Other	469	416	221
General and administrative expenses	$ 3,781	$ 4,084	$ 4,004